Consolidated cash flow statement (Parenthetical) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated and separate financial statements [line items]
Interest received, classified as operating activities	£ 21,784	£ 22,099	£ 20,376
Interest paid, classified as operating activities	10,310	8,850	7,534
Balances with banks and other regulatory authorities	3,360	4,254	4,369
Barclays Bank PLC [member]
Consolidated and separate financial statements [line items]
Interest received, classified as operating activities	21,783	21,981	20,370
Interest paid, classified as operating activities	10,388	7,812	6,992
Balances with banks and other regulatory authorities	£ 3,360	£ 4,254	£ 4,369